STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Research and development	$ 55,276	$ 18,831
General and administrative	48,387	3,595
Total operating expenses	103,663	22,426
Loss from operations	(103,663)	(22,426)
Other income (expense):
Other income (expense)	(12,485)	107
Interest income	98	788
Interest expense	(8,163)
Loss before provision for income taxes	(124,213)	(21,531)
Provision for income taxes	0	0
Net loss	(124,213)	(21,531)
Net loss attributable to common stockholders, basic and diluted	$ (124,213)	$ (21,531)
Common Class A [Member]
Other income (expense):
Net loss per share attributable to common stockholders, basic	$ (0.67)	$ (0.16)
Net loss per share attributable to common stockholders, diluted	$ (0.67)	$ (0.16)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic	173,157,272	138,886,157
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted	173,157,272	138,886,157
Common Class B [Member]
Other income (expense):
Net loss per share attributable to common stockholders, basic	$ (0.67)
Net loss per share attributable to common stockholders, diluted	$ (0.67)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic	12,167,200
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted	12,167,200